SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
May 31, 2024
Accounting Policies [Abstract]
Schedule of net deferred tax assets

	May 31, 2024	May 31, 2023
Deferred tax assets:
NOL Carryover	$1,603,025	$1,401,372
Valuation allowance	(1,603,025)	(1,401,372)
Net deferred tax asset	$–	$–

Schedule of provision for income taxes

	May 31, 2024	May 31, 2023
Expected tax (benefit) at 21%	$(34,746)	$247,833
Non-deductible expense (non-taxable income) from derivative liability	(190,247)	(401,444)
Non-deductible amortization of debt discounts	23,340	14,832
Change in valuation allowance	201,653	138,779
Provision for income taxes	$–	$–